VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Global Growth Fund

Supplement dated March 2, 2010
to the
Prospectus dated July 31, 2009,
as previously supplemented on December 9, 2009, October 20, 2009,
September 14, 2009 and August 14, 2009

The Prospectus is hereby supplemented as follows:

Effective immediately, the Fund is suspending the continuous offering of its Class R Shares and thus, no further purchases of Class R Shares of the Fund may be made by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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